Bonds Payable - Summary of Bonds Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Bonds payable [line items]
Less: Current portion	$ (18,100.0)		$ (4,400.0)
Noncurrent bonds payable	834,336.4	$ 27,150.4	610,070.6
Cost [member] | Taiwan [member]
Bonds payable [line items]
Unsecured bonds	379,526.0		312,448.0
Cost [member] | Overseas [member]
Bonds payable [line items]
Unsecured bonds	476,051.5		304,414.0
Discounts on bonds payable [member]
Bonds payable [line items]
Discounts on bonds payable	$ (3,141.1)		$ (2,391.4)